Income Taxes - Tax Pools (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax pools	CAD 12,033.8	CAD 12,007.0
Other temporary differences	33.2	33.2
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	555.2	648.7
Tax pools of acquired entity disallowed			CAD 149.3
Investment tax credit of acquired entity disallowed			12.6
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax pools	8,746.2	9,054.1
Capital loss carryforwards	1,400.0	1,100.0
Unrealized losses			CAD 1.2
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax pools	3,287.6	2,952.9
Operating loss carryforward	1,200.0	1,000.0
Unrealized losses	CAD 82.3	CAD 136.8